Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	0	2,305,335	6,310,461
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	2,688,242	2,844,414	2,725,039
Common stock, outstanding	2,688,242	2,844,414	2,725,039
Common stock, subject to possible redemption	0	2,305,335	6,310,461